Provisions for Sundry Creditors (Detail) - MXN ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 12)	$ 128,697,440	$ 126,608,358
Provision for trials in process (Note 19)	14,749,487	13,424,603
Provision for environmental costs	14,705,375	12,783,721
Total	$ 158,152,302	$ 152,816,682